Contracts receivable, net	12 Months Ended
Jun. 30, 2025
Contracts Receivable Net
Contracts receivable, net

4. Contracts receivable, net

Contracts receivable, net consisted of the following:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Contracts receivable	1,621,149	1,260,547	1,729,620
Less: allowance for expected credit losses	(58,202)	(196,094)	(269,064)
Total contracts receivable, net	1,562,947	1,064,453	1,460,556

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	150,476	58,202	79,860
(Reversal) addition	(92,274)	137,892	189,204
Balance, end of year	58,202	196,094	269,064